Capital adequacy - Leverage ratio (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Capital adequacy
On-balance sheet exposures	kr 241,239	kr 209,889
Off-balance sheet exposures	7,357	5,309
Total exposure measure	kr 248,596	kr 215,198
Leverage ratio	8.40%	9.30%
Capital base requirement of 3 percent	kr 7,458	kr 6,456
Pillar 2 guidance	373	323
Total capital requirement relating to leverage ratio	kr 7,831	kr 6,779
Capital base requirement of 3 percent	3.00%	3.00%
Pillar 2 guidance	0.20%	0.20%
Total capital requirement relating to leverage ratio	3.20%	3.20%
Leverage ratio requirement	3.00%
Additional capital (pillar 2 guidance) of total leverage ratio exposure	0.15%